Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table sets forth the Group’s contractual obligations as of June 30, 2026:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Short-term bank borrowings(i)	30,866	4,549	30,866	-	-	-
Loans from third parties	1,032	152	1,032	-	-	-
Operating lease liabilities(ii)	2,880	424	607	1,731	219	323
Litigation and settlement (iii)	21,857	3,221	21,857	-	-	-
Total	56,635	8,346	54,362	1,731	219	323

(i)	The Group’s short-term bank borrowings as of June 30, 2026 are discussed in Note 13. BANK BORROWINGS.

(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of June 30, 2026 is discussed in Note 15. LEASES.

(iii)	The Group’s commitment for amounts payable under other current liabilities as of June 30, 2026 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES.

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of June 30, 2026.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty; however, the Group does not anticipate that the final outcome of any such matter will have a material adverse effect on the Group’s business, consolidated financial position, cash flows or results of operations, taken as a whole.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 (US$103) and liquidated damages on January 16, 2024. The initial hearing was held on March 22, 2024. Youpin SD lost the case and appealed to the court on July 25, 2024. On November 8, 2024, the Quanzhou Intermediate People’s Court revoked the original judgment and remanded the case for retrial. A retrial hearing of second instance was held on January 9, 2026. On May 14, 2026, the Quanzhou Intermediate People’s Court rendered its judgment, revoking the first-instance retrial judgment and ruling in favor of the plaintiff’s claims. The plaintiff has since applied for enforcement.

AHYS, Shanghai Youcang Business Consulting Partnership (Limited Partnership), and Li Jia were sued by Zhuji Huarui Wenhua Equity Investment Partnership (Limited Partnership), Zhuji Huarui Torch Venture Capital Investment Partnership (Limited Partnership), and Zhuji Fuhui Industrial Transformation and Upgrading Investment Fund Partnership (Limited Partnership). The plaintiffs requested the court to order the defendants to jointly pay the investment exit amount of RMB10,000 (US$1,474), along with overdue payment penalties (calculated based on RMB10 (US$1) at the prevailing one-year loan prime rate of banks, from January 1, 2024, to the actual payment date) and the litigation costs. On October 24, 2025, the court of first instance ruled in favor of the plaintiffs. On January 6, 2026, the court of second instance upheld the judgment rendered by the court of first instance.

The Wuhu High-Tech Industrial Development Zone Administrative Committee issued an administrative decision to Youpin on August 29, 2024, requiring Youpin to return a rental subsidy with respect to a factory lease of RMB3,000 (US$442). Youpin applied for administrative reconsideration and subsequently filed a lawsuit. Both the administrative reconsideration and administrative litigation proceedings upheld the administrative decision. On January 19, 2026, the court of second instance rendered its judgment, upholding the original judgment. As of the date of this report, Youpin has not returned the RMB3,000 (US$442) rental subsidy, and the plaintiff has applied for enforcement.

SH Youxu and Youxu New Energy Technology (Nanyang) Co., Ltd. were sued by Shanghai Jiehuan Intelligent Technology Co., Ltd. for joint payment of RMB5,800 (US$855) in respect of the purchase price for goods supplied for the battery-swapping station. The Company was added as a third party by the Shanghai Songjiang District People’s Court on August 12, 2025. On April 13, 2026, the court rendered the first-instance judgment, ordering the defendants to jointly and severally pay the plaintiff the sum of RMB5,800 (US$855). The plaintiff has since applied for enforcement.

Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. and Youpin SD were sued by Yidong New Energy Technology Co., Ltd. for battery depreciation deductions of RMB1,499 (US$221), battery breach liquidated damages of RMB414 (US$61), leasing service fees, and overdue payment liquidated damages, with Youpin SD bearing joint and several guarantee liability. The case was filed on March 5, 2026, and a hearing was held on May 20, 2026. The defendants are in negotiations with the plaintiff with respect to a revised mediation proposal.

Guarantees

From August 2020 to November 2021, Youguan Financial Leasing provided guarantees in an aggregate amount of RMB5,869 (US$827) to its four customers, comprising two five-year guarantees and two four-year guarantees. As of the date of this report, the outstanding balance of the guarantees was RMB5,161 (US$761).